Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-current receivables
Prepayments	$ 243	$ 391	$ 395
Accrued income	44	61	56
Retirement benefit scheme surpluses	90
Other receivables	458	443	269
Non current other receivables	835	895	720
Current prepayment	1,329	1,512	1,735
FibroGen, Inc.
Disclosure of other non-current receivables
Non current other receivables	71	44	56
Moderna Therapeutics
Disclosure of other non-current receivables
Prepayments	$ 0	$ 92	$ 121